Cover	Jun. 18, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	AdaptHealth Corp. is filing this Amendment No. 1 on Form 8-K/A to the Form 8-K originally filed June 18, 2020 (the “Original Filing”) solely to file a consent from the independent auditor, RSM US LLP, which was not included in the Original Filing. This Form 8-K/A does not modify, amend or update in any way any of the financial or other information contained in the Original Filing. This Form 8-K/A does not reflect events that may have occurred subsequent to the filing date of the Original Filing.
Document Period End Date	Jun. 18, 2020
Entity File Number	001-38399
Entity Registrant Name	AdaptHealth Corp.
Entity Central Index Key	0001725255
Entity Tax Identification Number	82-3677704
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	220 West Germantown Pike
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Plymouth Meeting
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19462
City Area Code	610
Local Phone Number	630-6357
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	AHCO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false